Basis of Presentation - Additional Information (Detail) CAD in Millions	12 Months Ended
	Jun. 30, 2016 USD ($) Segment Customer	Jun. 30, 2015 USD ($)	Nov. 12, 2013 USD ($)	Nov. 12, 2013 CAD	Jun. 07, 2011 USD ($)
Basis Of Presentation And Significant Accounting Policies [Line Items]
Cash equivalents	$ 0	$ 0
Customers which account for more than 10% of its revenues | Customer	0
Depreciation Expense	$ 47,000,000	46,600,000
Amortization expense related to intangible assets	3,200,000	3,400,000
Deferred financing cost	4,300,000	5,800,000
Amortization of deferred financing costs	1,448,000	1,866,000
Impairment of Long-Lived Assets	0	0
Insurance reserves	30,100,000	25,900,000
Non-cash stock compensation	$ 3,967,000	$ 4,170,000
Number of reportable segments | Segment	2
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Highly liquid investments maturities	3 months	3 months
6.25% Convertible Debenture
Basis Of Presentation And Significant Accounting Policies [Line Items]
Value of embedded conversion feature represents a liability	$ 200,000	$ 9,000
Deferred financing cost			$ 3,500,000	CAD 3.6	$ 3,000,000
6.25% Convertible Debenture | Non Cash
Basis Of Presentation And Significant Accounting Policies [Line Items]
Non cash gain (loss) in connection with change in fair value of notes	$ (200,000)	$ 200,000
Contract rights
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	12 years	12 years
Contract rights | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	20 years
Contract rights | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	23 years
Non Compete Covenant | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	2 years
Non Compete Covenant | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years
Transportation equipment | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life	7 years	7 years
Transportation equipment | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life	11 years	11 years
Buildings
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life	40 years	40 years
Other Property and Equipment | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life	3 years
Other Property and Equipment | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life	5 years